Stock Based Compensation Plans: (Tables)	9 Months Ended
Sep. 30, 2014
Stock Based Compensation Plans: (Tables) [Abstract]
Share option transactions

Share option transactions for the nine months ended September 30, 2014 and 2013 were as follows:

	2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,443,000	$ 2.21	6,753,188	$ 1.77
Options exercised	(55,000)	1.82	(1,491,020)	0.43
Options granted	310,000	4.02	250,000	3.00
Options outstanding - end of period	5,698,000	$ 2.31	5,512,168	$ 2.19

Options exercisable - end of period	5,491,331	$ 2.25	3,893,418	$ 2.32

Options outstanding and exercisable

The following table relates to stock options at September 30, 2014:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.82 - $1.82	2,567,500	$1.82	$5,982,275	1.26	2,567,500	$1.82	$5,982,275	1.26
$1.92 - $1.92	950,000	$1.92	2,118,500	6.69	950,000	$1.92	2,118,500	6.69
$2.89 - $2.89	1,620,500	$2.89	2,041,830	2.33	1,620,500	$2.89	2,041,830	2.33
$3.00 - $3.00	250,000	$3.00	287,500	3.70	250,000	$3.00	287,500	3.70
$4.02 - $4.02	310,000	$4.02	40,300	9.82	103,331	$4.02	13,433	9.82
$1.82 - $4.02	5,698,000	$2.31	$10,470,405	3.04	5,491,331	$2.25	$10,443,538	2.79

Weighted average assumptions

The weighted average fair value of the options granted in 2014 and 2013 was calculated at $0.87 and $0.98, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2014	2013
Risk free interest rate	0.53%	0.34%
Expected term	2.0 years	2.0 years
Expected volatility	38%	59%
Dividend yield	nil	nil